Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Principles of consolidation
(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

The Contractual Agreements provide the Company with the legal and unilateral financial control of the Regional Companies and allow the Company to share in all economic risks and rewards of ownership as though the Regional Companies were held through direct legal ownership. Accordingly, the Company has consolidated the Regional Companies as though the entities were wholly-owned subsidiaries. The loans and advance to the Transferee Companies are fully eliminated in consolidation.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Significant items subject to such estimates and assumptions include the realizability of inventories, the useful lives and salvage values of property and equipment and intangible assets, the recoverability of the carrying amount of property and equipment, goodwill, intangible assets and investments, the realization of deferred tax assets, the collectability of accounts receivable, the fair values of financial instruments, and accruals of contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

Foreign currency transactions and translation
(c)	Foreign currency transactions and translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“USD”), whereas the functional currency of the Company’s subsidiaries in the PRC is the RMB since the PRC is the primary economic environment in which the PRC subsidiary entities operate. Transactions denominated in currencies other than the functional currency are converted into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are converted into the functional currency using the applicable exchange rates at the balance sheet dates.

Assets and liabilities of the Company are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses of the Company are translated at average rates prevailing during the year. Gains and losses resulting from translation of the Company’s financial statements are recorded as a separate component of accumulated other comprehensive loss within shareholders’ equity. In addition, gains and losses on inter-company foreign currency transactions that are of a long-term investment nature are reported as other comprehensive income or loss in the same manner as translation adjustments.

For the convenience of the readers, the December 31, 2013 RMB amounts included in the accompanying consolidated financial statements have been translated into US dollars at the rate of US$1.00=RMB 6.0537, being the noon buying rate for US dollars in effect on December 31, 2013 for cable transfers in RMB per US dollar as certified for custom purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US dollars at that rate or at any other rate on December 31, 2013 or at any other date.

Since RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

Cash and cash equivalents
(d)	Cash and cash equivalents
Cash and cash equivalents, include interest-bearing time deposits at banks with original maturity within three months.
Restricted cash
(e)	Restricted cash

Cash that is restricted as to withdrawal or usage is reported as restricted cash in the consolidated balance sheets and is not included in the beginning or ending balance of cash and cash equivalents in the consolidated statements of cash flows.

Restricted cash of RMB36,000 (USD5,947) as of December 31, 2013 represented short-term pledged bank deposits placed with a bank, which were designated as security for bank acceptance bills granted by the financial institution, and will be released upon termination of the agreement with the financial institution. The remaining restricted cash of RMB1,000 (USD165) represented the government grant deposited at the designated bank account. The usage of the amount in this designated bank account requires the respective governmental bureaus’ approval.

Accounts receivable
(f)	Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent amounts due from banks relating to retail sales that are paid or settled by the customers’ debit or credit cards, amounts due from governmental social security bureaus relating to retail sales of drugs and prescription medicine that are paid or settled by the customers’ medical insurance cards, and amounts due from non-retail customers for sales of merchandise. Accounts receivable are stated net of an allowance for doubtful accounts. The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable based on customer specific facts and current economic conditions. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance sheet credit exposure related to its customers.

Inventories
(g)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average cost method for all inventories. The Group carries out physical inventory counts on a quarterly basis at each store and warehouse location and records write-downs to inventories for shrinkage losses and damaged merchandise that are identified during the inventory counts. Write-downs due to shrinkage losses and damaged merchandise for the years ended December 31, 2011, 2012 and 2013 were RMB9,379, RMB9,072, and RMB11,926 respectively, and are included in cost of goods sold.

Long-lived assets
(h)	Long-lived assets

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ estimated salvage value. Leasehold improvements are amortized over the shorter of the original lease term or the estimated useful life of the assets. The estimated useful lives of the Group’s property and equipment, other than leasehold improvements, are as follows:

Store buildings	20 years
Store fixture and equipment	5 years
Motor vehicles	5 years
Software	10 years

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations, which are not individually identified and separately recognized.

Intangible assets

The Group’s intangible assets represent operating rights acquired in business combinations (see Note 8). Operating rights are indefinite-lived intangible assets, which are not amortized but are reviewed for impairment annually or when events or circumstances indicate that the asset may be impaired.

Impairment of long-1ived assets

Long-lived assets, including property and equipment and intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Impairment of long-lived assets of RMB14,164 , RMB7,649 and RMB6,984 was recognized for the years ended December 31, 2011, 2012 and 2013 respectively (see Note 7).

Goodwill is reviewed for impairment at least annually. In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted ASC 2011-08 in 2012 and did not elect to use the qualitative assessment option.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Group performs annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. No impairment of goodwill was recognized for the years ended December 31, 2011, 2012 and 2013.

Cost and equity method investments
(i)	Cost and equity method investments

Investments in the stock of an investee where the fair value of the equity security is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of the investees are accounted for under the cost method. Under the cost method of accounting, the Group records an investment in the equity of an investee at cost, and recognizes in income the amount of dividends received or receivable that are distributed from net accumulated earnings of the investee since the date of acquisition.

Investments in the stock of an investee, where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as equity in income (loss) of an equity method investee in the consolidated statements of comprehensive income.

The Group recognizes an impairment loss when a series of operating losses of an investee or other factors may indicate that a decline in value below the carrying amount of the investment has occurred which is other than temporary. The process of assessing and determining whether impairment on a particular equity investment is other-than-temporary requires significant judgment. To determine whether an impairment is other-than-temporary, management considers whether the Group has the ability and intent to hold the investment until recovery and considers whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. Based on management’s evaluation, no impairment charges related to the Group’s investments were recognized for any of the periods presented.

Sales of investment in an investee is accounted for as gains or losses equal to the difference at the time of sale between selling price and carrying amount of the investment sold.

Land use right
(j)	Land use right

Land use right represents the cost of the right to use land in the PRC. The land use right is carried at cost and charged to expense on a straight-line basis over a period of the right of 50 years.

Income taxes
(k)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if , based on the technical merits of the position, that position is more likely than not of being sustained upon examination. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of comprehensive income.

Revenue recognition
(l)	Revenue recognition

Revenue from sales of prescription medicine at the drugstores is recognized when the prescription is filled and the customer picks up and pays for the prescription. Revenue from sales of other merchandise at the drugstores is recognized at the point of sale, which is when the customer pays for and receives the merchandise. Revenue from sales of merchandise to non-retail customers is recognized when the following conditions are met: 1) persuasive evidence of an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); 2) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms (Customer acceptance notes provide evidence of delivery); 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. Historically, sales returns were immaterial.

The Group’s revenue is recognized net of value added tax (“VAT”) collected on behalf of tax authorities in respect of the sale of merchandise. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the balance sheet until it is paid to the tax authorities.

The Group has introduced a Nepstar shopper’s card program (the “Program”). Under the Program, the Group’s retail customers deposit certain amount of cash into the pre-paid cards issued by the Group for future purchases of merchandise at the Group’s drugstores, and receive free products (which are in the form of low-value products sold at the Group’s stores) or a cash coupon to be used as a credit for a future purchase. The unused portion of the pre-paid cards as of the balance sheet date is recorded as deferred income, and recognized as revenue when a customer uses the card for subsequent purchase of merchandise. At the point of sale of the pre-paid cards, the fair value of the free products to be redeemed by customers and the fair value of the cash coupon are both recorded as deferred income and recognized as revenue upon redemption or usage. For all the years presented, the total amount of the free products and cash coupons recognized in the consolidated statements of comprehensive income was immaterial.

Advertising and promotion costs
(m)	Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs amounted to RMB9,904 , RMB14,504 and RMB14,142 for the years ended December 31, 2011, 2012 and 2013, respectively and are included in sales, marketing and other operating expenses in the consolidated statements of comprehensive income.

Store opening costs
(n)	Store opening costs
Expenditures related to the opening of new drugstores, other than expenditures for property and equipment, are expensed when incurred.
Vendor allowances
(o)	Vendor allowances

Vendor allowances are recorded as a reduction to the carrying value of inventories and subsequently recognized in cost of goods sold when the inventories are sold, unless the allowances are specifically identified as reimbursements for advertising, promotion and other services, in which case the allowances are recognized as a reduction of the related advertising and promotion costs.

For the years ended December 31, 2011, 2012 and 2013, the Company recognized vendor allowances of RMB76,067 , RMB87,338 and RMB104,714 in cost of goods sold, and RMB10,387, RMB13,131 and RMB16,759 as a reduction of advertising and promotion costs, respectively.

Warehouse, buying and distribution costs
(p)	Warehouse, buying and distribution costs

Warehouse and buying costs represent primarily rental expenses for warehouses, staff cost and other expenses incurred in warehousing and purchasing activities. Distribution costs represent the costs of transporting the merchandise from warehouses to stores. Warehouse, buying and distribution costs are expensed as incurred and are included in sales, marketing and other operating expenses. Warehouse and buying costs amounted to RMB36,225, RMB37,757 and RMB39,172 and distribution costs amounted to RMB11,707, RMB11,208 and RMB11,042 for the years ended December 31, 2011, 2012 and 2013, respectively.

Operating leases
(q)	Operating leases

The Group leases premises for retail drugstores, warehouses and offices under non-cancelable operating leases. Operating lease payments are expensed on a straight-line basis over the term of lease. A majority of the Group’s retail drugstore leases have a 5-year term with a renewal option upon the expiry of the lease. The Group has historically been able to renew a majority of its drugstores leases. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the lease.

Retirement and other postretirement benefits
(r)	Retirement and other postretirement benefits

Contributions to defined contribution retirement plans are charged to the consolidated statements of comprehensive income as and when the related employee service is provided. The Group does not have any defined benefit retirement plans.

Share-based payments
(s)	Share-based payments

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes that cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.

Earnings per share
(t)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share reflects the potential dilution that would occur upon the exercise of outstanding options and the vesting of non-vested shares granted. Ordinary share equivalents are excluded from the computation of the diluted earnings per share when their effect would be anti-dilutive.

Treasury stock
(u)	Treasury stock

Treasury stock is recorded at acquisition cost and is presented as a reduction from total equity. On cancellation of treasury stock, any excess of the carrying amount over the par value is charged to additional paid-in capital.

Commitments and contingencies
(v)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Historically, the Group has experienced no product liability claims.

Segment reporting
(w)	Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer. The Group has one reportable operating segment, which is the retail drugstore business. Geographic information is not presented because all of the Group’s operations and customers are located in the PRC.

Fair value measurements
(x)	Fair value measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Fair value is an exit price, defined as a market-based measurement that represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value measurements are based on one or more of the following three valuation techniques:

Market

This approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

Income

This approach uses valuation techniques to convert future amounts to a single present value amount based on current market expectations.

Cost

This approach is based on the amount that would be required to replace the service capacity of an asset

FASB ASC Subtopic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any financial assets and liabilities or nonfinancial liabilities that are measured at fair value on a recurring or nonrecurring basis as of December 31, 2012 and 2013.

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2013:

Description	Year ended December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB

Property and equipment	123,183	—	123,183	—	(6,984)

Recently issued accounting standards
(y)	Recently issued accounting standards

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 does not change the requirements for reporting net income or other comprehensive income in financial statements. The new standard is effective for reporting periods beginning after December 15, 2013. The Company will implement the provisions of ASU 2013-02 as of January 1, 2014.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The new standard is to be applied prospectively but retrospective application is permitted. The Company will implement the provisions of ASU 2013-11 as of January 1, 2014.